Reorganization and Description of Business	9 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reorganization and Description of Business
1.
Reorganization and description of business

Roadzen Inc., a British Virgin Islands business company (the “Parent Company”, formerly known as Vahanna Tech Edge Acquisition I Corp; and sometimes referred to in this filing as “Vahanna”) has subsidiaries located in India, the United States and the United Kingdom. The Company is a leading Insurtech platform and provides solutions in relation to insurance products, including distribution, pre-inspection assistance, telematics, claims submission and administration, and roadside assistance. The consolidated financial statements include the accounts of Roadzen Inc. and its subsidiaries (collectively, “Roadzen” or the “Company”).

Merger agreement

On September 20, 2023 (the “Closing Date”), Vahanna, Roadzen, Inc., a Delaware corporation (“Roadzen (DE)”), and Vahanna Merger Sub Corp., a Delaware corporation and a direct, wholly owned subsidiary of Vahanna (“Merger Sub”), consummated the previously announced Business Combination (as defined below) pursuant to the Agreement and Plan of Merger, dated February 10, 2023, by and among Vahanna, Roadzen (DE) and Merger Sub (the “Initial Merger Agreement”), as amended by the First Amendment to the Agreement and Plan of Merger, dated June 29, 2023 (the “Merger Agreement Amendment;” the Initial Merger Agreement as amended by the Merger Agreement Amendment, the “Merger Agreement”). Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Roadzen (DE), with Roadzen (DE) surviving the merger as a wholly owned subsidiary of Vahanna (the “Merger,” and together with the other transactions contemplated by the Merger Agreement and the other agreements contemplated thereby, the “Business Combination”).

In connection with the Closing (as defined below), and pursuant to the terms of the Merger Agreement, equity interests in Vahanna and Roadzen (DE) were converted into ordinary shares of Parent Company, $0.0001 par value (“Ordinary Shares”) as follows: (i) each outstanding share of common stock of Roadzen (DE) including shares of common stock issued upon conversion of each outstanding share of Roadzen (DE)’s convertible preferred stock, was cancelled and converted into 27.21 Ordinary Shares, (ii) each restricted stock unit of Roadzen (DE) (“Roadzen (DE) RSU”) was assumed and converted into the right to receive 27.21 restricted stock units of the Parent Company (each, a “RDZN RSU”) and were assumed as Substitute Awards under the Roadzen Inc. 2023 Omnibus Incentive Plan, (iii) each equity security of Roadzen (DE) other than Roadzen (DE) common stock and Roadzen (DE) RSUs (each, a “Roadzen (DE) Additional Security”) was assumed and converted into the right to receive equity interests that may vest, settle, convert or be exercised into 27.21 Ordinary Shares, (iv) each share of common stock of Merger Sub issued and outstanding immediately prior to the Closing was cancelled, retired and ceased to exist, and (v) each ordinary share of Vahanna (each, a “Vahanna Ordinary Share”) issued and outstanding immediately prior to the Closing and not redeemed in connection with the Redemption (as defined below) remained outstanding and is now one Ordinary Share.

Further, in connection with the consummation of the Business Combination (the “Closing”), Vahanna changed its name to “Roadzen Inc.”. Beginning on September 22, 2023, the Company’s Ordinary Shares and warrants trade on The Nasdaq Global Market and Nasdaq Capital Market under the ticker symbol “RDZN” and “RDZNW” respectively.

The Company determined that Roadzen (DE) was the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification 805. The determination was primarily based on the following facts:

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Roadzen (DE) stockholders having a controlling voting interest in the Company;
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Roadzen (DE) existing management team serving as the initial management team of the Company and holding a majority of the initial board of directors of the Company;
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Roadzen (DE) management continuing to hold executive management roles for the post-combination company and being responsible for the day-to-day operations; and
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Roadzen (DE) operations comprising the ongoing operations of the Company.

Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Roadzen (DE) issuing stock for the net assets of Vahanna, accompanied by a recapitalization. The primary assets acquired from Vahanna related to cash amounts and a forward purchase agreement (“FPA”) that was assumed at fair value upon closing of the Business Combination. No goodwill or other intangible assets were recorded as a result of the Business Combination.

While Vahanna was the legal acquirer in the Business Combination, because Roadzen (DE) was deemed the accounting acquirer, the historical financial statements of Roadzen (DE) became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements reflect (i) the historical operating results of Roadzen (DE) prior to the Business Combination; (ii) the combined results of Vahanna and Roadzen (DE) following the closing of the Business Combination; (iii) the assets and liabilities of Roadzen (DE) at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of Ordinary Shares issued to Roadzen (DE) common shareholders, Roadzen (DE) convertible preferred shareholders and holders of Vahanna ordinary shares not redeemed in connection with the Redemption. As such, the shares and corresponding capital amounts and earnings per share related to Roadzen (DE) convertible preferred stock, the common stock of Roadzen (DE) and Vahanna Ordinary Shares not redeemed in connection with the Redemption prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.